Accrued Liabilities and Other Liabilities	12 Months Ended
Dec. 31, 2021
Accrued liabilities and other liabilities [Abstract]
Accrued Liabilities and Other Liabilities
10.	Accrued liabilities and other liabilities

	As of December 31,
	2020	2021
Qingtian International School acquisition payable (1)	—	8,000,000
Payables to third parties (2)	—	4,500,000
Deposits related to the Group staff apartment sales (3)	3,445,060	3,290,500
Accrued insurance expenses	1,959,206	—
Audit fee payable	—	642,925
Leasehold improvement payables	240,000	390,000
Interests payable	25,295	55,289
Others	—	513,502
Total	5,669,561	17,392,216

(1)	On August 31, 2021, the Group acquired 100% equity interest of Qingtian International School, with a total consideration of RMB23 million in cash. According to payment schedule agreed in the equity transfer agreement, the remaining balance of acquisition payable will be settled within 2022.

(2)	Payables to third parties were loans for daily operational purposes, with 1.5% interest rate and due within one year.

(3)	Deposit prepaid to the Group for intention of purchasing the Group’s staff apartments which can be freely withdrawn before final approval of the ownership transfer.